Stock-Based Compensation Plans - Stock Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option grants	$ 221	$ 440	$ 384
Annual director stock award	368	368	361
Stock based compensation	$ 589	$ 808	$ 745